3. MINERAL PROPERTY OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 3 - MINERAL PROPERTY OPTIONS

Strong Creek and Iron Mountain Properties

Effective June 30, 2011 and in connection with the entry into an agreement (the “Acquisition Agreement”) with J2 Mining Ventures Ltd. (“J2 Mining”) dated June 13, 2011, the Company completed the acquisition of a 100% right, title and interest in and to a properties (Strong Creek and Iron Mountain) option agreement (the “Option Agreement”) from J2 Mining with respect to an iron ore mineral property located in Albany County, Wyoming by entering into an assignment of mineral property option agreement with J2 Mining and Wyomex LLC (the “Assignment Agreement”), whereby the Company was assigned the 100% right, title and interest in and the Option Agreement from J2 Mining.

The Option Agreement assigned to the Company from J2 Mining on June 30, 2011, was originally entered into on May 26, 2011 between J2 Mining and Wyomex LLC, pursuant to which Wyomex LLC (“Optionor”), granted to J2 Mining, as optionee, an exclusive right and option to acquire 100% undivided legal and beneficial interests in and to certain unpatented lode mining claims, fee lands, leased lands, and other interests in real property situated in Albany County, Wyoming (the “Wyoming Iron Complex”). Pursuant to the Assignment Agreement, J2 Mining agreed to assign all its rights and interests in the property and the Option Agreement, and transfer all of its obligations under the Option Agreement, to the Company.

The term of the option commenced on May 26, 2011 and could be extended for a maximum of six successive one-month periods, at the sole election of the Company, through notice to Wyomex LLC and tender of $5,000 from the Company to Wyomex LLC for each of the first three additional months and $15,000 for each additional month for months four through six. As at September 30, 2012, total payments of $145,000 had been made.

Prior to December 31, 2011, the Company provided written notice to the Optionor of its intent to exercise its option. On April 10, 2012, the Company executed an asset purchase agreement to exercise its option for consideration of $7,000,000, consisting of the following:

a)	A cash payment at closing of $85,000 as an initial payment (paid on March 30, 2012);

b)	$60,000 of consideration previously paid and received by the Optionor (see above);

c)	A $6,855,000 promissory note with an estimated fair value of $1,081,676 on the date of issuance. See Note 6 for details.

Commencing six (6) months from the date of the initial payment and every six (6) months thereafter, Titan shall pay seller, as advance production payment, the initial amount of $62,500 , as adjusted by CPI, until commencement of commercial production from the property. At the commencement of commercial production, the semi-annual advance production payment shall convert to a 4.5% gross metal value royalty on iron ore, concentrates, and/or other mineral materials produced and sold from the property by Titan. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay the Optionor a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property.

Labrador Trough Property

On July 19, 2011, the Company entered into an option agreement with Globex Mining Enterprises Inc. ("Globex") effective July 12, 2011 (the "Agreement"), pursuant to which Globex granted the Company the right (the "Option") for a period of 90 days from July 12, 2011 to acquire an undivided 100% interest in and to 144 mining claims (the "Property") located in the Labrador trough area in the Province of Quebec, Canada.

On October 12, 2011, the Company notified the owner of the Labrador Trough iron ore property that the Company would not be exercising the option to acquire the property. The Company recorded an impairment of mineral property charge of $50,124 during the year ended December 31, 2011.

Strong Creek and Iron Mountain Properties

Effective June 30, 2011 and in connection with the entry into an agreement (the “Acquisition Agreement”) with J2 Mining Ventures Ltd. (“J2 Mining”) dated June 13, 2011, the Company completed the acquisition of a 100% right, title and interest in and to a properties (Strong Creek and Iron Mountain) option agreement (the “Option Agreement”) from J2 Mining with respect to an iron ore mineral property located in Albany County, Wyoming by entering into an assignment of mineral property option agreement with J2 Mining and Wyomex LLC (the “Assignment Agreement”), whereby the Company was assigned the 100% right, title and interest in and the Option Agreement from J2 Mining.

The Option Agreement assigned to the Company from J2 Mining on June 30, 2011, was originally entered into on May 26, 2011 between J2 Mining and Wyomex LLC, pursuant to which Wyomex LLC (“Optionor”), granted to J2 Mining, as optionee, an exclusive right and option to acquire 100% undivided legal and beneficial interests in and to certain unpatented lode mining claims, fee lands, leased lands, and other interests in real property situated in Albany County, Wyoming (the “Wyoming Iron Complex”). Pursuant to the Assignment Agreement, J2 Mining agreed to assign all its rights and interests in the property and the Option Agreement, and transfer all of its obligations under the Option Agreement, to the Company.

The term of the option commenced on May 26, 2011 and could be extended for a maximum of six successive one-month periods, at the sole election of the Company, through notice to Wyomex LLC and tender of $5,000 from the Company to Wyomex LLC for each of the first three additional months and $15,000 for each additional month for months four through six. As at December 31, 2011, total payments of $60,000 had been made.

Prior to December 31, 2010, the Company provided written notice to the Optionor of its intent to exercise its option. Subsequent to the balance sheet date, on April 10, 2012, the Company executed an asset purchase agreement (see Note 12) to exercise its option for consideration of $7,000,000, consisting of the following:

a)	A cash payment at closing of $85,000 as an initial payment (paid);
b)	$60,000 of consideration previously paid and received by the Optionor (see above);

c)	A $6,855,000 promissory note (issued), non-interest bearing, secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 commencing six months from the date of closing and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to the Optionor be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by the Optionor upon an event of default as defined in the agreement.

Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay the optionor a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property.

Labrador Trough Property

On July 19, 2011, the Company entered into an option agreement with Globex Mining Enterprises Inc. ("Globex") effective July 12, 2011 (the "Agreement"), pursuant to which Globex granted the Company the right (the "Option") for a period of 90 days from July 12, 2011 to acquire an undivided 100% interest in and to 144 mining claims (the "Property") located in the Labrador trough area in the Province of Quebec, Canada.

On October 12, 2011, the Company notified the owner of the Labrador Trough iron ore property that the Company would not be exercising the option to acquire the property. The Company recorded an impairment of mineral property charge of $50,124 during the year ended December 31, 2011.